Other Liabilities - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Line Items]
Other liabilities	$ 66,533	$ 10,307
Other Liabilities [Member]
Other Liabilities [Line Items]
Accrued payroll expenses	12,000	$ 10,307
Accrued legal expenses	$ 55,000